Description of the Plan - Additional Information (Details) - EBP 004 - USD ($)			12 Months Ended
	Jan. 01, 2026	Jan. 01, 2025	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of contribution matching		4.00%
Employee benefit plan, automatic enrolled deferral rate compensation period			35 days
Employer matching contribution participant period			180 days
Employee benefit plan, annual contribution	$ 150,000
Employee benefit plan, annual contribution amount for first five year			$ 100
Employee benefit plan, annual contribution amount for after five year			$ 300
Employee benefit plan, annual contribution period			5 years
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage			50.00%
Employee benefit plan, note receivable from participant, maximum borrowing, amount			$ 50,000
Employee benefit plan, minimum participant's highest outstanding loan balance			1,000
Employee benefit plan, participant account termination amount			$ 7,000
Employee benefit plan, retirement age			73 years
Employee benefit plan, maximum age deferred deposits withdrawn			59 years 6 months
Employee benefit plan vesting percentage			10000.00%
Employee Benefit Plans Contribution Vesting Description			All Participants are 100% vested in the Plan from the first date of hire.
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of contribution matching		4.00%	50.00%
Employee benefit plan, automatic enrolled deferral rate			4.00%
Employee benefit plan, interest rates for loans outstanding			8.50%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of contribution matching			1.00%
Employee benefit plan, automatic enrolled deferral rate			3.00%
Employee benefit plan, note receivable from participant, maximum borrowing, amount			$ 1,000
Employee benefit plan, interest rates for loans outstanding			3.25%